T. ROWE PRICE International Stock Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.3%
Common Stocks 1.3%
MercadoLibre (USD) (1) 85,191 182,972
Total Argentina (Cost $101,055) 182,972
AUSTRALIA 0.2%
Common Stocks 0.2%
Canva, Class B, Acquisition Date: 8/16/21 - 11/4/21,
Cost $23,865 (USD) (1)(2)(3) 14,001 23,048
23,048
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408
(USD) (1)(2)(3) 826 1,360
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58
(USD) (1)(2)(3) 34 56
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5
(USD) (1)(2)(3) 3 5
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4
(USD) (1)(2)(3) 2 3
1,424
Total Australia (Cost $25,340) 24,472
BRAZIL 0.9%
Common Stocks 0.9%
B3  19,126,962 58,805
NU Holdings, Class A (USD) (1) 3,703,034 65,729
Total Brazil (Cost $93,848) 124,534
CANADA 6.6%
Common Stocks 6.6%
Canadian National Railway (USD)  2,486,782 239,278
Constellation Software, Warrants, 3/31/40 (1)(2) 75,919 —
Definity Financial (4) 2,041,352 99,905
Descartes Systems Group (USD) (1) 1,609,633 120,336
Element Fleet Management  6,032,434 152,843
Shopify, Class A (USD) (1) 1,179,269 154,756

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Suncor Energy (USD)  2,050,537 108,617
TMX Group (4) 1,537,676 56,769
Total Canada (Cost $701,957) 932,504
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(2)(3) 282,204 91,756
Total Cayman Islands (Cost $13,909) 91,756
CHINA 6.2%
Common Stocks 4.6%
58.com (USD) (1)(2) 3,564,710 —
Alibaba Group Holding, ADR (USD) (4) 725,682 123,046
BeOne Medicines, ADR (USD) (1) 167,312 56,950
KE Holdings, ADR (USD) (4) 5,068,128 94,875
Sany Heavy Industry, Class H (HKD) (1) 2,850,000 8,687
Shenzhou International Group Holdings (HKD)  13,371,300 106,347
Tencent Holdings (HKD)  2,273,300 174,730
Tongcheng Travel Holdings (HKD) (4) 29,272,800 87,072
651,707
Common Stocks - China A Shares 1.6%
Hongfa Technology, A Shares (CNH)  14,140,417 58,280
Sany Heavy Industry, A Shares (CNH)  17,238,450 54,312
Shenzhen Inovance Technology, A Shares (CNH)  10,035,722 107,775
220,367
Total China (Cost $569,118) 872,074
DENMARK 1.3%
Common Stocks 1.3%
Novo Nordisk, ADR (USD) (4) 3,002,704 178,451
Total Denmark (Cost $182,852) 178,451

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
FINLAND 0.3%
Common Stocks 0.3%
Fortum  1,929,765 45,586
Total Finland (Cost $40,326) 45,586
FRANCE 7.0%
Common Stocks 7.0%
Airbus  803,713 184,010
AXA  1,586,240 72,331
Dassault Aviation  411,174 156,318
Hermes International  44,466 106,985
Legrand  598,748 95,595
Safran  593,608 212,091
Sartorius Stedim Biotech  678,475 151,618
Total France (Cost $700,159) 978,948
GERMANY 6.6%
Common Stocks 6.6%
Deutsche Telekom  3,402,702 114,189
QIAGEN (4) 2,970,402 157,488
SAP  832,751 166,357
Schott Pharma  2,954,879 50,259
Siemens  549,066 165,999
Siemens Energy (1) 714,709 121,772
Siemens Healthineers  3,054,858 152,479
Total Germany (Cost $757,652) 928,543
INDIA 5.5%
Common Stocks 5.5%
Axis Bank  9,206,202 137,350
Bharti Airtel  3,667,231 78,651
ICICI Bank  8,788,607 129,567
InterGlobe Aviation  225,679 11,278
Kotak Mahindra Bank  25,303,960 112,300
Larsen & Toubro  2,224,478 95,180
LG Electronics India (1) 560,225 8,919
NTPC  35,458,843 137,387

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Reliance Industries  4,268,569 64,861
Total India (Cost $556,895) 775,493
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  273,520,700 120,855
Telkom Indonesia Persero  530,302,500 113,358
Total Indonesia (Cost $177,667) 234,213
IRELAND 1.1%
Common Stocks 1.1%
Kingspan Group  714,795 62,240
Ryanair Holdings  2,832,190 96,123
Total Ireland (Cost $136,550) 158,363
ISRAEL 0.2%
Common Stocks 0.2%
Tower Semiconductor (USD) (1) 221,400 29,829
Total Israel (Cost $29,566) 29,829
ITALY 3.4%
Common Stocks 3.4%
Banca Mediolanum  3,169,108 74,342
Ferrari  431,925 144,067
Generali (4) 3,010,300 122,791
UniCredit  1,509,411 131,539
Total Italy (Cost $403,387) 472,739
JAPAN 14.8%
Common Stocks 14.8%
Ajinomoto  3,699,600 84,635
Calbee (4) 3,354,400 65,632
Chugai Pharmaceutical  2,875,800 164,268
Disco  212,300 90,493
Hikari Tsushin  180,600 49,878
Hitachi  3,058,600 106,134

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Keyence  306,900 112,589
Komatsu  2,367,900 90,632
Kyushu Railway  3,705,700 94,367
Nextage (4) 3,714,900 78,701
Nippon Sanso Holdings (4) 3,041,300 92,283
Olympus  6,395,700 76,394
Rakuten Bank (1)(4) 809,000 38,717
Recruit Holdings  1,984,000 104,505
Renesas Electronics (1) 15,567,100 258,810
Sanrio (4) 1,399,800 43,308
Seven & i Holdings  9,101,200 130,335
Shin-Etsu Chemical  4,884,700 160,631
Sony Group  7,083,200 156,170
Tokyo Seimitsu (4) 803,100 72,761
Total Japan (Cost $1,673,834) 2,071,243
MEXICO 1.1%
Common Stocks 1.1%
Grupo Mexico, Series B  14,306,237 157,855
Total Mexico (Cost $76,688) 157,855
NETHERLANDS 9.3%
Common Stocks 9.3%
Adyen (1) 94,720 140,455
Argenx, ADR (USD) (1) 124,268 104,447
ASM International  120,961 101,587
ASML Holding  368,587 528,519
CVC Capital Partners (4) 7,184,820 127,651
Prosus  5,217,846 300,033
Total Netherlands (Cost $559,160) 1,302,692
PHILIPPINES 0.5%
Common Stocks 0.5%
SM Investments  5,634,105 66,964
Total Philippines (Cost $87,000) 66,964

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.7%
Common Stocks 0.7%
Galp Energia  5,178,786 103,046
Total Portugal (Cost $65,383) 103,046
SAUDI ARABIA 1.1%
Common Stocks 1.1%
Saudi National Bank  13,454,509 160,854
Total Saudi Arabia (Cost $124,409) 160,854
SINGAPORE 1.1%
Common Stocks 1.1%
Sea, ADR (USD) (1) 1,282,763 149,429
Total Singapore (Cost $105,423) 149,429
SOUTH KOREA 2.9%
Common Stocks 2.9%
Samsung Electronics  3,636,922 401,788
Total South Korea (Cost $88,112) 401,788
SPAIN 0.2%
Common Stocks 0.2%
CaixaBank  2,551,549 33,681
Total Spain (Cost $28,322) 33,681
SWEDEN 3.8%
Common Stocks 3.8%
Assa Abloy, Class B  3,054,840 123,519
Essity, Class B  6,471,238 191,605
Sandvik  1,709,390 67,497
Spotify Technology (USD) (1) 298,203 149,206
Total Sweden (Cost $440,945) 531,827

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 2.0%
Common Stocks 2.0%
Cie Financiere Richemont, Class A  786,273 152,623
Sonova Holding  456,068 124,819
Total Switzerland (Cost $231,814) 277,442
TAIWAN 9.5%
Common Stocks 9.5%
Hon Hai Precision Industry  10,275,000 71,025
Taiwan Semiconductor Manufacturing  22,837,000 1,262,793
Total Taiwan (Cost $141,813) 1,333,818
THAILAND 0.3%
Common Stocks 0.3%
True, NVDR  115,553,000 42,558
Total Thailand (Cost $43,084) 42,558
UNITED KINGDOM 6.2%
Common Stocks 6.2%
3i Group  1,048,716 48,177
AstraZeneca, ADR (USD)  3,387,020 314,214
Bridgepoint Group  15,479,303 57,579
Experian  1,586,508 60,089
RELX  2,502,728 88,727
Segro  9,555,185 99,551
Unilever (EUR)  2,823,271 192,197
860,534
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670 (1)(2)(3) 286,782 3,579
3,579
Total United Kingdom (Cost $727,012) 864,113

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 1.6%
Common Stocks 1.6%
Coupang (1) 2,557,281 51,555
Mastercard, Class A  110,425 59,496
Philip Morris International  600,136 107,688
Total United States (Cost $182,853) 218,739
VIETNAM 0.8%
Common Stocks 0.8%
Asia Commercial Bank  44,625,555 41,562
Bank for Foreign Trade of Vietnam  15,434,200 42,018
Hoa Phat Group (1) 35,053,200 36,226
Total Vietnam (Cost $111,437) 119,806
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 3.76% (5)(6) 181,950,380 181,950
Total Short-Term Investments (Cost $181,950) 181,950
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Treasury Reserve Fund, 3.74% (5)(6) 114,190,433 114,190
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 114,190
Total Securities Lending Collateral (Cost $114,190) 114,190
Total Investments in Securities  100.9%
(Cost $9,473,710) $ 14,162,472
Other Assets Less Liabilities (0.9)% (130,778)
Net Assets 100.0% $ 14,031,694

T. ROWE PRICE International Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $119,807 and represents 0.9% of net assets.
(4) All or a portion of this security is on loan at January 31, 2026.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 1,657++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 1,657+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 285,571  ¤  ¤ $ 181,950
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 114,190
Total $ 296,140^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,657 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $296,140.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Stock Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F37-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,290,874 $ 11,455,651 $ 23,048 $ 13,769,573
Convertible Preferred Stocks — — 96,759 96,759
Short-Term Investments 181,950 — — 181,950
Securities Lending Collateral 114,190 — — 114,190
Total $ 2,587,014 $ 11,455,651 $ 119,807 $ 14,162,472